Additional information - Financial Statement Schedule I - Schedule of IFRS Loss Reconciliation for Parent Company (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
IFRS profit / (loss) reconciliation:
Parent only – IFRS profit / (loss) for the year	€ (23,499)	€ (96,635)	€ (435,482)
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(24,460)	(107,138)	(346,603)
Owners of the parent	(25,621)	(97,177)	(434,069)
IFRS equity reconciliation:
Parent only – IFRS equity	6,343	(185,793)	(100,590)	€ 71,497
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(1,660,000)	(1,643,600)	(1,544,967)
Consolidated – IFRS equity	373	(191,525)	(107,369)
Parent Company
IFRS profit / (loss) reconciliation:
Parent only – IFRS profit / (loss) for the year	(1,161)	9,961	(87,466)
IFRS equity reconciliation:
Parent only – IFRS equity	€ 1,660,373	€ 1,452,075	€ 1,437,598